FINANCIAL INSTRUMENTS - Summary of assets and liabilities based on categories (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 5,825	$ 9,300	$ 4,457	$ 4,215
Restricted cash	118	114
Trade accounts receivable and other	4,774	3,839
Inventories	20,036	20,087
Prepaid expenses and other current assets	3,636	3,778
Total current assets	34,389	37,118
Non-current assets:
Goodwill and intangible assets	5,074	4,903
Property, plant and equipment and biological assets	33,682	30,167
Investments in associates and joint ventures	11,142	10,765
Other investments	521	1,119
Deferred tax assets	8,901	8,554
Other assets	1,714	1,921
Total non-current assets	61,034	57,429
Total assets	95,423	94,547
Current liabilities:
Short-term debt and current portion of long-term debt	1,809	2,583
Trade accounts payable and other	13,454	13,532
Short-term provisions	662	1,101
Accrued expenses and other liabilities	4,880	4,864
Income tax liabilities	249	318
Total current liabilities	21,054	22,398
Non-current liabilities:
Long-term debt, net of current portion (note 8)	8,651	9,067
Deferred tax liabilities	2,722	2,666
Deferred employee benefits	2,676	2,606
Long-term provisions	1,450	1,306
Other long-term obligations	961	914
Total non-current liabilities	16,460	16,559
Equity:
Equity attributable to the equity holders of the parent	55,720	53,152
Non-controlling interests	2,189	2,438
Total equity	57,909	55,590	$ 56,446	$ 51,344
Total liabilities and equity	95,423	$ 94,547
Restricted cash and cash equivalents environmental obligations	52
Restricted cash and cash equivalents mandatory convertible bonds	20
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	628
Accrued expenses and other liabilities	1,260
Income tax liabilities	249
Total current liabilities	2,137
Non-current liabilities:
Long-term debt, net of current portion (note 8)	0
Deferred tax liabilities	2,722
Deferred employee benefits	2,676
Long-term provisions	1,449
Other long-term obligations	317
Total non-current liabilities	7,164
Equity:
Equity attributable to the equity holders of the parent	55,720
Non-controlling interests	2,189
Total equity	57,909
Total liabilities and equity	67,210
Financial liabilities | Liabilities at amortised cost
Current liabilities:
Short-term debt and current portion of long-term debt	1,809
Trade accounts payable and other	13,454
Short-term provisions	34
Accrued expenses and other liabilities	3,292
Income tax liabilities	0
Total current liabilities	18,589
Non-current liabilities:
Long-term debt, net of current portion (note 8)	8,651
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	1
Other long-term obligations	628
Total non-current liabilities	9,280
Equity:
Equity attributable to the equity holders of the parent	0
Non-controlling interests	0
Total equity	0
Total liabilities and equity	27,869
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	0
Accrued expenses and other liabilities	328
Income tax liabilities	0
Total current liabilities	328
Non-current liabilities:
Long-term debt, net of current portion (note 8)	0
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	0
Other long-term obligations	16
Total non-current liabilities	16
Equity:
Equity attributable to the equity holders of the parent	0
Non-controlling interests	0
Total equity	0
Total liabilities and equity	344
Non-financial assets
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	20,036
Prepaid expenses and other current assets	1,786
Total current assets	21,822
Non-current assets:
Goodwill and intangible assets	5,074
Property, plant and equipment and biological assets	33,635
Investments in associates and joint ventures	11,142
Other investments	0
Deferred tax assets	8,901
Other assets	267
Total non-current assets	59,019
Total assets	80,841
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	5,825
Restricted cash	118
Trade accounts receivable and other	4,412
Inventories	0
Prepaid expenses and other current assets	1,088
Total current assets	11,443
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	797
Total non-current assets	797
Total assets	12,240
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets
Total current assets	0
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	47
Investments in associates and joint ventures	0
Other investments
Deferred tax assets
Other assets	136
Total non-current assets	183
Total assets	183
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	362
Inventories	0
Prepaid expenses and other current assets	0
Total current assets	362
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	521
Deferred tax assets	0
Other assets	0
Total non-current assets	521
Total assets	883
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	762
Total current assets	762
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	514
Total non-current assets	514
Total assets	$ 1,276